Shareholder Report, Line Graph (Details)	6 Months Ended
Oct. 31, 2025
C000215105
Account Value [Line Items]
Line Graph and Table Measure Name	Day Hagan Smart Sector ETF
C000230670
Account Value [Line Items]
Line Graph and Table Measure Name	Day Hagan Smart Sector Fixed Income ETF
C000236642
Account Value [Line Items]
Line Graph and Table Measure Name	Day Hagan Smart Sector International ETF
C000255777
Account Value [Line Items]
Line Graph and Table Measure Name	Day Hagan Smart Buffer ETF
C000252108
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide High Dividend ETF
C000264122
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Large Cap Growth ETF
C000264123
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Large Cap Value ETF
C000264124
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide Small Cap ETF
C000255876
Account Value [Line Items]
Line Graph and Table Measure Name	Eventide US Market ETF
C000223943
Account Value [Line Items]
Line Graph and Table Measure Name	Strategy Shares Gold Enhanced Yield ETF
C000195439
Account Value [Line Items]
Line Graph and Table Measure Name	Strategy Shares Nasdaq 7HANDL™ Index ETF
C000215207
Account Value [Line Items]
Line Graph and Table Measure Name	Strategy Shares Newfound/ReSolve Robust Momentum ETF
C000260368
Account Value [Line Items]
Line Graph and Table Measure Name	Monopoly ETF